                                             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                              FORM N-CSR/S

      CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                     INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                                                    USAA MUTUAL FUNDS TRUST
                                                                                    9800 FREDERICKSBURG ROAD
                                                                                    SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2010

[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA GROWTH FUND]

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       SEMIANNUAL REPORT
       USAA GROWTH FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2010

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FUND OBJECTIVE

LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

Invest in equity securities of companies that are selected for their growth potential.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        20

    Financial Statements                                                     21

    Notes to Financial Statements                                            24

EXPENSE EXAMPLE                                                              41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"I EXPECT THIS RECOVERY TO PROCEED AT
A SLOWER PACE THAN THOSE IN RECENT                 [PHOTO OF DANIEL S. McNAMARA]
MEMORY."

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FEBRUARY 2010

The U.S. economy appears to be on the mend. As the reporting period ended, the federal government announced that the U.S. gross domestic product grew 5.9%
during the fourth quarter of 2009. The strong showing followed a 2.2% expansion in the third quarter. While these numbers are encouraging, it is still too early to declare that a long-term sustainable recovery has begun. Much of the growth has been the result of inventory reduction, driven largely by the government's
"cash for clunkers" auto rebate program and its first-time homebuyer tax credit.
Consumers took advantage of the incentives to make purchases they might have put off for a few years, but when the programs ended so did most of the spending.

There are also other obstacles to a sustained recovery. Although housing prices have stabilized, the residential real estate market is fragile. Unemployment remains high. Companies are making do with less, delaying hiring, and continuing to lay off workers. While this may increase productivity and the financial bottom line of individual businesses, it also acts as a drag on consumer spending and on the speed at which the economy will return to more historically normal levels of growth. As a result, I expect this recovery to proceed at a slower pace than those in recent memory.

Nevertheless, I am cautiously optimistic. Improved economic conditions may give the Federal Reserve Board (the Fed) the flexibility to pull back at least some of the stimulus money it pumped into the financial system. Caution is essential.
If the Fed governors unwind the stimulus too soon,

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2  | USAA GROWTH FUND
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they could stall the recovery. An inordinate delay could unleash inflation. At the very least, the Fed is likely to keep short-term interest rates low until the recovery is well underway. As I write to you, inflation does not appear to be an immediate threat because employment remains weak and excess capacity remains high. As a result, most businesses lack pricing power. However, I am concerned about the projections for continued deficit spending, which could feed inflation as the decade progresses.

So, how do we invest in this challenging environment? Money market yields are at record lows. Bonds have experienced a remarkable rally, but their prices have moved close to historic norms. Equities, which rebounded from their March 2009 lows, gave back some of their gains toward the end of the reporting period.

Under the circumstances, I plan to keep my guard up and stay focused on my investment plan. During the market decline, many investors were not appropriately positioned relative to their time horizon or risk tolerance. With this in mind, I recently took some time to reflect on my own goals, reconsider my risk tolerance, make a few changes to my investment strategy, and reposition my portfolio. I encourage you to do the same. If you would like assistance, please call one of our trained service representatives. They are available to help you -- free of charge.

At USAA Investment Management Company, we are proud to provide you with what we consider an exceptional value -- outstanding service, world-class investment talent, and a broad array of no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

Loomis, Sayles & Company, L.P.                     The Renaissance Group LLC

   MARK B. BARIBEAU, CFA                              MICHAEL E. SCHROER, CFA
   PAMELA N. CZEKANSKI, CFA                           PAUL A. RADOMSKI, CPA, CFA
   RICHARD SKAGGS, CFA                                ERIC J. STRANGE, CPA, CFA

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o  HOW DID THE USAA GROWTH FUND (THE FUND SHARES) PERFORM?

   For the six-month period ended January 31, 2010, the Fund Shares had a total return of 7.02%. This compares to returns of 8.65% for the Lipper Large-Cap
   Growth Funds Index and 9.85% for the Russell 1000 Growth Index (the Index).

   Loomis, Sayles & Company, L.P. (Loomis Sayles) and The Renaissance Group LLC
   (Renaissance) are subadvisers for the Fund.

o  HOW DID THE LOOMIS SAYLES PORTION OF THE FUND PERFORM DURING THE REPORTING
   PERIOD?

   The six-month reporting period was going extremely well on an Index-relative basis until January 2010, when some of our largest holdings, particularly in the information technology and consumer discretionary sectors, sold off dramatically despite reporting strong revenue and earnings. Interestingly, some of our strongest-performing stocks for the reporting period, including
   Amazon.com, Inc., Priceline.com, Inc., Google, Inc., Apple, Inc., and Visa,
   Inc. experienced sharp January pullbacks.

   Refer to page 10 for benchmark definitions.

   Past performance is no guarantee of future results.

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4  | USAA GROWTH FUND
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   Our best sector relative to the Index was consumer discretionary, where we were overweight. There are many names in the group that we like, particularly given our view that the consumer is slowly coming back, including Starbucks
   Corp., Amazon.com, Inc., and Priceline.com, Inc. We took profits on Urban
   Outfitters as it reached what we viewed as full valuation.

   Although we had a lot of winners in technology, we were hurt by QUALCOMM,
   Inc., which provided a disappointing outlook along with its January 2010 earnings report. The position has since been sold. We remain overweight in the information technology sector with an emphasis on large-cap global leaders, which are showing the ability to increase revenues. Examples include
   Apple, Inc., Microsoft Corp., Cisco Systems, Inc., and Google, Inc. Recent
   earnings reports from the tech bellwethers have been excellent in our view.

   We did well in financial services, led by Franklin Resources, Inc. and Visa,
   Inc. Among other names, we took profits in Freeport McMoran, exiting our position in that company.

o  WHAT OTHER AREAS HAD A MEANINGFUL NEGATIVE IMPACT ON PERFORMANCE?

   We were underweight in health care, which hurt as the sector performed well in the period. We have added to a couple of names, and will continue to look for additional opportunities as the market adjusts to the recent earnings season and the ultimate outcome of health care reform. Among our biggest health care positions are Medco Health Solutions, Inc., Express Scripts,
   Inc., and Mylan, Inc.

   We were hurt by our underweight position in producer durables, a sector that outperformed the Index. Overall, the portfolio has about 40% of its assets concentrated in the top 15 names. We have smaller positions in our other holdings, with the hope that some will grow

   You will find a complete list of securities that the Fund owns on pages
   14-19.

   Urban Outfitters was sold out of the Fund prior to January 31, 2010.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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   into major holdings if they prove to be high growers. At the same time, we will quickly eliminate these stocks if growth prospects diminish.

o  WHAT'S LOOMIS SAYLES' OUTLOOK?

   We see the late January/early February 2010 selloff as a probably healthy correction within an ongoing bull market. Revenue growth will continue to move to the fore of investor thinking, and it's important to note that 20% of
   S&P 500 companies are reporting record revenues. We think the economy is going to continue to recover, with jobs lagging but improving as the year goes on, and we expect 2010 gross domestic product growth to be in the 3% to
   4% range. We are bullish on U.S. large-cap growth stocks, with the earlier-stated focus on large-cap technology and consumer discretionary names with a technology tie-in, such as Priceline.com, Inc. and Amazon.com, Inc.

o  HOW DID THE RENAISSANCE PORTION OF THE FUND PERFORM?

   Overall, it was a difficult six months as we underperformed the Index. As was the case through much of 2009, the kinds of companies our process favors were insufficiently rewarded by the market -- specifically companies with positive revenue and earnings momentum.

   One stock that highlights the difficulties we face is the Apollo Group, Inc., a leader in on-line post-secondary education. The company has top-line revenue growth in excess of 25%, and bottom-line earnings growth of 30%.
   However, the stock was down 12% during the reporting period because of fears about government lending to students. We see these as short-term problems given the important role additional education must play at a time of high unemployment. We suspect there will be a moderate solution with the
   Department of Education, and are holding our position.

   Our asset allocation among sectors was a positive performance factor. We were overweight in consumer discretionary stocks, and had several of our best performers there, including Coach, Inc., H&R Block, Inc.,

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6  | USAA GROWTH FUND
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   McDonald's Corp., McGraw-Hill Companies, Inc., and Priceline.com, Inc.
   However, we were hurt by an underweight to consumer staples, but we've recently added Proctor & Gamble Co. and Kimberly-Clark Corp. as their valuations became increasingly attractive.

   Our stock selection detracted significantly from performance relative to the
   Index. We had an index-neutral weighting in technology, but certain of our holdings performed poorly including Cognizant Technology Solutions Corp. "A",
   Affiliated Computer Services, Inc., and Hewitt Associates, Inc. One area where allocation and stock selection both detracted was in the materials sector.

o  WHAT'S RENAISSANCE'S OUTLOOK?

   We think 2010 will be a decent year. A repeat of 2009 is very unlikely given that bull markets tend to be explosive early and then gain more slowly. It's important to note, however, that when the S&P 500 jumps like it did last year, the gain in the following year averages 16%.

   We've made some shifts in allocation. In addition to adding to consumer staples, we have added Nordstrom, Inc. and Tiffany & Co. in consumer discretionary given their strong inventory management and Tiffany & Co.'s strength and expansion overseas. The portfolio today is populated with high-quality companies trading at attractive valuations, with superior earnings and growth characteristics.

   We thank you for your investment in the Fund and look forward to continuing to serving you.

   McDonald's Corp. and Affiliated Computer Services, Inc. were sold out of the
   Fund prior to January 31, 2010.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7
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FUND RECOGNITION

USAA GROWTH FUND

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                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Growth Fund Shares are listed as a Lipper Leader for Expense of 238 funds within the Lipper Large-Cap Growth Funds category for the overall period ended
January 31, 2010. The Fund Shares received a Lipper Leader rating for Expense among 238, 206, and 144 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of January 31, 2010.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and
10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

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8  | USAA GROWTH FUND
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INVESTMENT OVERVIEW

USAA GROWTH FUND SHARES (Symbol: USAAX)

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                                             1/31/10                7/31/09
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Net Assets                               $625.0 Million         $593.1 Million
Net Asset Value Per Share                    $11.89                 $11.12

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                    AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/10
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       7/31/09 to 1/31/10*       1 Year         5 Years          10 Years
           7.02%                 24.49%         -2.21%            -6.13%

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                                 EXPENSE RATIO**
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     Before Reimbursement       1.25%        After Reimbursement     1.00%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE
NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL
OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA
INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE
RATIOS ARE REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2009. IMCO
HAS AGREED, THROUGH DECEMBER 1, 2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT,
ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SHARES SO THAT
THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND SHARES (EXCLUSIVE OF COMMISSION
RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND
EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.00% OF THE FUND
SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE
CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S
BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER
DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS
DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     RUSSELL 1000         LIPPER LARGE-CAP           USAA GROWTH
                     GROWTH INDEX        GROWTH FUNDS INDEX          FUND SHARES

 1/31/2000            $10,000.00             $10,000.00              $10,000.00
 2/29/2000             10,488.86              10,525.93               10,222.03
 3/31/2000             11,239.60              11,264.65               10,983.89
 4/30/2000             10,704.77              10,393.00               10,557.25
 5/31/2000             10,165.72               9,794.71               10,222.03
 6/30/2000             10,936.16              10,442.48               10,905.53
 7/31/2000             10,480.26              10,230.91               10,666.09
 8/31/2000             11,429.18              11,115.76               11,393.12
 9/30/2000             10,348.04              10,268.08               10,326.81
10/31/2000              9,858.39               9,725.14                9,859.64
11/30/2000              8,405.20               8,420.33                8,582.69
12/31/2000              8,139.24               8,368.00                8,453.66
 1/31/2001              8,701.55               8,611.49                9,032.07
 2/28/2001              7,224.27               7,278.31                7,443.67
 3/31/2001              6,438.14               6,522.13                6,478.17
 4/30/2001              7,252.39               7,222.34                7,434.77
 5/31/2001              7,145.66               7,167.42                7,376.93
 6/30/2001              6,980.17               6,960.90                7,203.41
 7/31/2001              6,805.72               6,711.42                7,003.19
 8/31/2001              6,249.19               6,201.24                6,197.87
 9/30/2001              5,625.26               5,577.70                5,365.85
10/31/2001              5,920.39               5,809.01                5,801.88
11/30/2001              6,489.13               6,341.29                6,527.12
12/31/2001              6,476.94               6,370.70                6,438.13
 1/31/2002              6,362.52               6,226.72                6,273.51
 2/28/2002              6,098.47               5,968.97                5,881.97
 3/31/2002              6,309.41               6,209.15                6,224.56
 4/30/2002              5,794.46               5,795.72                5,655.05
 5/31/2002              5,654.28               5,690.08                5,548.27
 6/30/2002              5,131.23               5,226.70                4,929.82
 7/31/2002              4,849.14               4,833.35                4,600.57
 8/31/2002              4,863.64               4,860.07                4,622.82
 9/30/2002              4,359.14               4,389.19                4,262.42
10/31/2002              4,759.01               4,727.05                4,560.53
11/30/2002              5,017.49               4,922.75                4,627.27
12/31/2002              4,670.90               4,579.75                4,391.45
 1/31/2003              4,557.57               4,474.10                4,289.12
 2/28/2003              4,536.64               4,426.02                4,249.08
 3/31/2003              4,621.07               4,509.03                4,373.66
 4/30/2003              4,962.74               4,839.21                4,631.72
 5/31/2003              5,210.45               5,076.25                4,836.38
 6/30/2003              5,282.20               5,118.29                4,898.67
 7/31/2003              5,413.63               5,266.72                5,023.25
 8/31/2003              5,548.28               5,396.30                5,081.09
 9/30/2003              5,488.88               5,281.43                5,045.50
10/31/2003              5,797.18               5,601.82                5,325.81
11/30/2003              5,857.87               5,655.12                5,330.26
12/31/2003              6,060.46               5,814.56                5,483.91
 1/31/2004              6,184.23               5,926.02                5,546.23
 2/29/2004              6,223.52               5,951.67                5,572.94
 3/31/2004              6,108.07               5,885.29                5,528.42
 4/30/2004              6,037.06               5,753.17                5,434.95
 5/31/2004              6,149.58               5,857.39                5,506.17
 6/30/2004              6,226.43               5,941.21                5,590.74
 7/31/2004              5,874.43               5,589.87                5,243.55
 8/31/2004              5,845.42               5,550.43                5,221.29
 9/30/2004              5,901.02               5,680.49                5,448.30
10/31/2004              5,993.05               5,748.96                5,559.58
11/30/2004              6,199.21               6,005.43                5,902.33
12/31/2004              6,442.27               6,247.90                6,178.30
 1/31/2005              6,227.43               6,032.86                5,937.94
 2/28/2005              6,293.70               6,072.35                6,009.16
 3/31/2005              6,179.03               5,961.73                5,862.27
 4/30/2005              6,061.37               5,832.13                5,728.73
 5/31/2005              6,354.63               6,155.84                6,062.57
 6/30/2005              6,331.20               6,168.13                6,191.66
 7/31/2005              6,640.64               6,478.28                6,467.63
 8/31/2005              6,555.12               6,409.15                6,356.35
 9/30/2005              6,585.30               6,485.88                6,494.34
10/31/2005              6,521.29               6,443.87                6,436.47
11/30/2005              6,802.66               6,738.81                6,752.51
12/31/2005              6,781.33               6,721.55                6,774.77
 1/31/2006              6,900.38               6,904.83                6,992.88
 2/28/2006              6,889.42               6,811.69                6,899.40
 3/31/2006              6,991.14               6,877.37                6,912.76
 4/30/2006              6,981.64               6,866.57                6,819.28
 5/31/2006              6,744.99               6,546.23                6,365.25
 6/30/2006              6,718.38               6,524.72                6,338.55
 7/31/2006              6,590.42               6,357.67                6,142.69
 8/31/2006              6,796.03               6,504.87                6,209.46
 9/30/2006              6,982.78               6,645.13                6,400.86
10/31/2006              7,228.25               6,845.05                6,596.72
11/30/2006              7,371.69               7,001.44                6,708.00
12/31/2006              7,396.65               7,038.48                6,743.61
 1/31/2007              7,586.79               7,220.15                7,010.68
 2/28/2007              7,444.18               7,057.17                6,761.41
 3/31/2007              7,484.56               7,110.27                6,854.89
 4/30/2007              7,836.93               7,398.94                7,050.74
 5/31/2007              8,118.86               7,649.50                7,322.27
 6/30/2007              7,997.67               7,577.35                7,230.54
 7/31/2007              7,873.68               7,481.20                7,137.04
 8/31/2007              7,999.15               7,604.49                7,266.16
 9/30/2007              8,334.23               8,068.37                7,764.81
10/31/2007              8,617.88               8,428.92                8,236.76
11/30/2007              8,300.42               8,085.28                7,871.67
12/31/2007              8,270.41               8,092.34                8,072.02
 1/31/2008              7,625.51               7,399.87                7,070.25
 2/29/2008              7,474.06               7,245.71                6,914.42
 3/31/2008              7,428.55               7,184.06                6,918.88
 4/30/2008              7,818.55               7,626.76                7,341.84
 5/31/2008              8,105.13               7,835.00                7,546.65
 6/30/2008              7,521.38               7,258.58                7,061.35
 7/31/2008              7,378.38               7,115.36                6,834.28
 8/31/2008              7,457.83               7,134.35                6,767.50
 9/30/2008              6,594.18               6,219.87                5,836.97
10/31/2008              5,433.21               5,133.59                4,826.29
11/30/2008              5,001.11               4,618.61                4,372.16
12/31/2008              5,091.50               4,742.68                4,422.55
 1/31/2009              4,846.57               4,497.51                4,266.35
 2/28/2009              4,481.97               4,204.15                3,967.35
 3/31/2009              4,881.75               4,565.43                4,248.50
 4/30/2009              5,350.42               5,049.16                4,525.19
 5/31/2009              5,615.65               5,325.58                4,708.16
 6/30/2009              5,678.48               5,327.67                4,703.70
 7/31/2009              6,081.80               5,729.13                4,962.53
 8/31/2009              6,207.93               5,842.15                5,047.32
 9/30/2009              6,471.99               6,122.71                5,283.85
10/31/2009              6,384.32               6,001.57                5,158.89
11/30/2009              6,776.53               6,363.57                5,457.89
12/31/2009              6,985.98               6,568.56                5,655.08
 1/31/2010              6,681.14               6,224.43                5,311.13

                                   [END CHART]

                Data from 1/31/00 to 1/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Growth Fund Shares to the following benchmarks:

o  The unmanaged Russell 1000(R) Growth Index measures the performance of those
   Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o  The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

10  | USAA GROWTH FUND

================================================================================

USAA GROWTH FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                             1/31/10              7/31/09
--------------------------------------------------------------------------------
Net Assets                                $77.2 Million        $39.9 Million
Net Asset Value Per Share                    $11.88               $11.12

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/10
--------------------------------------------------------------------------------
       7/31/09 to 1/31/10**         1 Year        Since Inception 8/01/08
              7.05%                 24.65%                -14.94%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
      Before Reimbursement     0.89%        After Reimbursement     0.87%

*The USAA Growth Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target
Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE
NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL
OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM IMCO.
BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE INSTITUTIONAL
SHARES' PROSPECTUS DATED DECEMBER 1, 2009. IMCO HAS AGREED, THROUGH DECEMBER 1,
2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO
LIMIT THE EXPENSES OF THE INSTITUTIONAL SHARES SO THAT THE TOTAL ANNUAL
OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUSIVE OF COMMISSION
RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND
EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.87% OF THE
INSTITUTIONAL SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT
MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE
FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY IMCO AT ANY TIME
AFTER DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS
DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    RUSSELL 1000      LIPPER LARGE-CAP        USAA GROWTH FUND
                    GROWTH INDEX     GROWTH FUNDS INDEX     INSTITUTIONAL SHARES

 7/31/2008           $10,000.00         $10,000.00              $10,000.00
 8/31/2008            10,107.67          10,026.70                9,980.30
 9/30/2008             8,937.16           8,741.47                8,608.01
10/31/2008             7,363.69           7,214.80                7,117.53
11/30/2008             6,778.06           6,491.05                6,447.80
12/31/2008             6,900.56           6,665.41                6,520.15
 1/31/2009             6,568.61           6,320.85                6,289.64
 2/28/2009             6,074.46           5,908.55                5,854.96
 3/31/2009             6,616.28           6,416.31                6,269.88
 4/30/2009             7,251.48           7,096.14                6,671.63
 5/31/2009             7,610.95           7,484.63                6,941.65
 6/30/2009             7,696.10           7,487.57                6,941.65
 7/31/2009             8,242.73           8,051.78                7,323.64
 8/31/2009             8,413.67           8,210.62                7,448.78
 9/30/2009             8,771.55           8,604.93                7,797.83
10/31/2009             8,652.74           8,434.67                7,613.43
11/30/2009             9,184.30           8,943.43                8,054.69
12/31/2009             9,468.18           9,231.53                8,348.25
 1/31/2010             9,055.02           8,747.88                7,840.09

                                   [END CHART]

                  *Data from 7/31/08 to 1/31/10.

                  See page 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Growth Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Russell 1000 Growth Index and the Lipper Large-Cap
Growth Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

12  | USAA GROWTH FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2010
                          (% of Net Assets of the Fund)

     Apple, Inc. ...................................................   3.2%
     Microsoft Corp. ...............................................   3.1%
     Cisco Systems, Inc. ...........................................   2.7%
     Priceline.com, Inc. ...........................................   2.7%
     Franklin Resources, Inc. ......................................   2.4%
     Google, Inc. "A" ..............................................   2.3%
     3M Co. ........................................................   2.2%
     Amazon.com, Inc. ..............................................   2.1%
     Cognizant Technology Solutions Corp. "A" ......................   2.1%
     Gilead Sciences, Inc. .........................................   2.0%

                    o SECTOR ASSET ALLOCATION -- 1/31/2010 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

     INFORMATION TECHNOLOGY                                           35.7%
     CONSUMER DISCRETIONARY                                           20.1%
     HEALTH CARE                                                      14.0%
     INDUSTRIALS                                                      10.1%
     ENERGY                                                            8.3%
     FINANCIALS                                                        6.6%
     CONSUMER STAPLES                                                  3.0%
     MATERIALS                                                         1.0%
     MONEY MARKET INSTRUMENTS                                          2.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 14-19.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             COMMON STOCKS (98.8%)

             CONSUMER DISCRETIONARY (20.1%)
             ------------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.9%)
   178,485   Coach, Inc.                                                $  6,225
                                                                        --------
             APPAREL RETAIL (2.6%)
   198,969   Aeropostale, Inc.*                                            6,544
   140,848   Guess?, Inc.                                                  5,593
   140,398   Ross Stores, Inc.                                             6,449
                                                                        --------
                                                                          18,586
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.9%)
   218,967   Johnson Controls, Inc.                                        6,094
                                                                        --------
             AUTOMOTIVE RETAIL (0.9%)
    38,798   AutoZone, Inc.*                                               6,015
                                                                        --------
             BROADCASTING (0.6%)
   148,223   Discovery Communications, Inc. "A"*                           4,396
                                                                        --------
             CASINOS & GAMING (0.2%)
    85,855   International Game Technology                                 1,575
                                                                        --------
             DEPARTMENT STORES (1.7%)
   340,706   Nordstrom, Inc.                                              11,768
                                                                        --------
             EDUCATION SERVICES (1.8%)
   103,684   Apollo Group, Inc. "A"*                                       6,282
    65,789   ITT Educational Services, Inc.*                               6,373
                                                                        --------
                                                                          12,655
                                                                        --------
             GENERAL MERCHANDISE STORES (0.9%)
   128,809   Dollar Tree, Inc.*                                            6,379
                                                                        --------
             INTERNET RETAIL (4.8%)
   119,292   Amazon.com, Inc.*                                            14,960
    96,805   Priceline.com, Inc.*                                         18,911
                                                                        --------
                                                                          33,871
                                                                        --------
             PUBLISHING (1.0%)
   208,694   McGraw-Hill Companies, Inc.                                   7,398
                                                                        --------

================================================================================

14  | USAA GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             RESTAURANTS (1.0%)
   310,403   Starbucks Corp.*                                           $  6,764
                                                                        --------
             SPECIALIZED CONSUMER SERVICES (0.9%)
   291,516   H&R Block, Inc.                                               6,273
                                                                        --------
             SPECIALTY STORES (1.9%)
   330,535   Tiffany & Co.                                                13,423
                                                                        --------
             Total Consumer Discretionary                                141,422
                                                                        --------
             CONSUMER STAPLES (3.0%)
             -----------------------
             HOUSEHOLD PRODUCTS (2.6%)
    75,321   Colgate-Palmolive Co.                                         6,028
   102,499   Kimberly-Clark Corp.                                          6,087
    98,481   Procter & Gamble Co.                                          6,062
                                                                        --------
                                                                          18,177
                                                                        --------
             PERSONAL PRODUCTS (0.4%)
    55,278   Estee Lauder Companies, Inc. "A"                              2,903
                                                                        --------
             Total Consumer Staples                                       21,080
                                                                        --------
             ENERGY (8.3%)
             -------------
             INTEGRATED OIL & GAS (0.9%)
    81,810   Occidental Petroleum Corp.                                    6,409
                                                                        --------
             OIL & GAS DRILLING (1.7%)
   137,071   Helmerich & Payne, Inc.                                       5,734
    71,940   Transocean Ltd.*                                              6,096
                                                                        --------
                                                                          11,830
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
   101,238   FMC Technologies, Inc.*                                       5,383
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (4.9%)
   122,283   Anadarko Petroleum Corp.                                      7,799
   118,380   EOG Resources, Inc.                                          10,704
   112,156   Range Resources Corp.                                         5,159
   255,317   Southwestern Energy Co.*                                     10,948
                                                                        --------
                                                                          34,610
                                                                        --------
             Total Energy                                                 58,232
                                                                        --------
             FINANCIALS (6.6%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.3%)
    29,772   BlackRock, Inc. "A"                                           6,366
   170,998   Franklin Resources, Inc.                                     16,934
                                                                        --------
                                                                          23,300
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             INVESTMENT BANKING & BROKERAGE (2.5%)
    76,582   Goldman Sachs Group, Inc.                                  $ 11,389
   343,920   TD Ameritrade Holding Corp.*                                  6,108
                                                                        --------
                                                                          17,497
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   138,274   JPMorgan Chase & Co.                                          5,385
                                                                        --------
             Total Financials                                             46,182
                                                                        --------
             HEALTH CARE (14.0%)
             -------------------
             BIOTECHNOLOGY (3.0%)
   112,778   Amgen, Inc.*                                                  6,596
   292,050   Gilead Sciences, Inc.*                                       14,097
                                                                        --------
                                                                          20,693
                                                                        --------
             HEALTH CARE DISTRIBUTORS (1.8%)
   236,443   AmerisourceBergen Corp.                                       6,445
   103,905   McKesson Corp.                                                6,112
                                                                        --------
                                                                          12,557
                                                                        --------
             HEALTH CARE EQUIPMENT (0.7%)
   188,363   CareFusion Corp.*                                             4,850
                                                                        --------
             HEALTH CARE SERVICES (2.2%)
    97,919   Express Scripts, Inc.*                                        8,211
   121,107   Medco Health Solutions, Inc.*                                 7,446
                                                                        --------
                                                                          15,657
                                                                        --------
             MANAGED HEALTH CARE (2.0%)
   204,321   UnitedHealth Group, Inc.                                      6,743
   115,729   WellPoint, Inc.*                                              7,374
                                                                        --------
                                                                          14,117
                                                                        --------
             PHARMACEUTICALS (4.3%)
   113,536   Abbott Laboratories                                           6,011
    61,459   Allergan, Inc.                                                3,534
   177,163   Eli Lilly and Co.                                             6,236
    99,197   Johnson & Johnson                                             6,235
   445,546   Mylan, Inc.*                                                  8,122
                                                                        --------
                                                                          30,138
                                                                        --------
             Total Health Care                                            98,012
                                                                        --------
             INDUSTRIALS (10.1%)
             -------------------
             AEROSPACE & DEFENSE (1.4%)
    81,847   Lockheed Martin Corp.                                         6,099
    35,079   Precision Castparts Corp.                                     3,692
                                                                        --------
                                                                           9,791
                                                                        --------

================================================================================

16  | USAA GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             AIR FREIGHT & LOGISTICS (1.1%)
   136,953   United Parcel Service, Inc. "B"                            $  7,912
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.3%)
    62,981   Bucyrus International, Inc.                                   3,299
   138,119   Deere & Co.                                                   6,899
   136,080   Joy Global, Inc.                                              6,224
                                                                        --------
                                                                          16,422
                                                                        --------
             INDUSTRIAL CONGLOMERATES (2.2%)
   186,895   3M Co.                                                       15,043
                                                                        --------
             INDUSTRIAL MACHINERY (3.1%)
    98,245   Eaton Corp.                                                   6,016
   104,244   Flowserve Corp.                                               9,400
   143,738   Illinois Tool Works, Inc.                                     6,266
                                                                        --------
                                                                          21,682
                                                                        --------
             Total Industrials                                            70,850
                                                                        --------
             INFORMATION TECHNOLOGY (35.7%)
             ------------------------------
             APPLICATION SOFTWARE (0.7%)
    82,613   Salesforce.com, Inc.*                                         5,250
                                                                        --------
             COMMUNICATIONS EQUIPMENT (4.1%)
   652,543   Brocade Communications Systems, Inc.*                         4,483
   845,902   Cisco Systems, Inc.*                                         19,008
   126,619   QUALCOMM, Inc.                                                4,962
                                                                        --------
                                                                          28,453
                                                                        --------
             COMPUTER HARDWARE (6.0%)
   119,116   Apple, Inc.*                                                 22,885
   281,331   Hewlett-Packard Co.                                          13,242
    50,161   International Business Machines Corp.                         6,139
                                                                        --------
                                                                          42,266
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (3.9%)
   763,523   EMC Corp.*                                                   12,728
   357,122   QLogic Corp.*                                                 6,139
   146,074   Seagate Technology                                            2,444
   160,582   Western Digital Corp.*                                        6,100
                                                                        --------
                                                                          27,411
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (3.5%)
   152,902   Hewitt Associates, Inc. "A"*                                  6,037
   146,558   Visa, Inc. "A"                                               12,022
   342,636   Western Union Co.                                             6,352
                                                                        --------
                                                                          24,411
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             ELECTRONIC COMPONENTS (0.9%)
   335,786   Corning, Inc.                                              $  6,071
                                                                        --------
             INTERNET SOFTWARE & SERVICES (4.1%)
   528,871   eBay, Inc.*                                                  12,175
    30,736   Google, Inc. "A"*                                            16,272
                                                                        --------
                                                                          28,447
                                                                        --------
             IT CONSULTING & OTHER SERVICES (2.9%)
   147,598   Accenture plc "A"                                             6,050
   334,956   Cognizant Technology Solutions Corp. "A"*                    14,624
                                                                        --------
                                                                          20,674
                                                                        --------
             SEMICONDUCTORS (4.6%)
   335,082   Broadcom Corp. "A"*                                           8,954
   119,480   Cree, Inc.*                                                   6,680
   307,030   Intel Corp.                                                   5,956
   260,598   Marvell Technology Group Ltd.*                                4,542
   273,509   Texas Instruments, Inc.                                       6,154
                                                                        --------
                                                                          32,286
                                                                        --------
             SYSTEMS SOFTWARE (5.0%)
   769,482   Microsoft Corp.                                              21,684
   592,417   Oracle Corp.                                                 13,661
                                                                        --------
                                                                          35,345
                                                                        --------
             Total Information Technology                                250,614
                                                                        --------
             MATERIALS (1.0%)
             ---------------
             DIVERSIFIED METALS & MINING (0.5%)
    53,938   Walter Industries, Inc.                                       3,502
                                                                        --------
             STEEL (0.5%)
    88,131   Cliffs Natural Resources, Inc.                                3,521
                                                                        --------
             Total Materials                                               7,023
                                                                        --------
             Total Common Stocks (cost: $645,718)                        693,415
                                                                        --------

             MONEY MARKET INSTRUMENTS (2.1%)

             MONEY MARKET FUNDS (2.1%)
14,920,971   State Street Institutional Liquid Reserve Fund,
               0.13%(a) (cost: $14,921)                                   14,921
                                                                        --------

             TOTAL INVESTMENTS (COST: $660,639)                         $708,336
                                                                        ========

================================================================================

18  | USAA GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
                            FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
-----------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                         $693,415                  $-             $-    $693,415

Money Market Instruments:
  Money Market Funds                      14,921                   -              -      14,921
-----------------------------------------------------------------------------------------------
Total                                   $708,336                  $-             $-    $708,336
-----------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at
       January 31, 2010.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $660,639)                $  708,336
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                              188
         Nonaffiliated transactions                                                    474
      USAA Investment Management Company (Note 7D)                                     308
      Dividends and interest                                                           255
      Securities sold                                                               17,709
                                                                                ----------
         Total assets                                                              727,270
                                                                                ----------
LIABILITIES
   Payables:
      Securities purchased                                                          22,820
      Capital shares redeemed (nonaffiliated transactions)                             554
   Bank overdraft                                                                    1,149
   Accrued management fees                                                             440
   Accrued transfer agent's fees                                                        31
   Other accrued expenses and payables                                                  77
                                                                                ----------
         Total liabilities                                                          25,071
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $  702,199
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $1,047,507
   Accumulated net realized loss on investments                                   (393,005)
   Net unrealized appreciation of investments                                       47,697
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $  702,199
                                                                                ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $625,039/52,555 shares outstanding)            $    11.89
                                                                                ==========
      Institutional Shares (net assets of $77,160/6,493 shares outstanding)     $    11.88
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividends                                                          $ 3,419
     Interest                                                                10
     Securities lending (net)                                                 1
                                                                        -------
         Total income                                                     3,430
                                                                        -------
EXPENSES
     Management fees                                                      2,470
     Administration and servicing fees:
         Fund Shares                                                        483
         Institutional Shares                                                14
     Transfer agent's fees:
         Fund Shares                                                        988
         Institutional Shares                                                14
     Custody and accounting fees:
         Fund Shares                                                         60
         Institutional Shares                                                 5
     Postage:
         Fund Shares                                                         52
     Shareholder reporting fees:
         Fund Shares                                                         22
     Trustees' fees                                                           5
     Registration fees:
         Fund Shares                                                         20
     Professional fees                                                       48
     Other                                                                   11
                                                                        -------
             Total expenses                                               4,192
     Expenses paid indirectly                                               (42)
     Expenses reimbursed:
         Fund Shares                                                       (719)
         Institutional Shares                                                (2)
                                                                        -------
             Net expenses                                                 3,429
                                                                        -------
NET INVESTMENT INCOME                                                         1
                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain                                                   25,386
     Change in net unrealized appreciation/depreciation                  19,062
                                                                        -------
             Net realized and unrealized gain                            44,448
                                                                        -------
     Increase in net assets resulting from operations                   $44,449
                                                                        =======

See accompanying notes to financial statements.

================================================================================

22  | USAA GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited), and year ended July 31,
2009

--------------------------------------------------------------------------------

                                                                1/31/2010       7/31/2009
-----------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                         $      1       $   1,798
   Net realized gain (loss) on investments                         25,386        (241,678)
   Change in net unrealized appreciation/depreciation
      of investments                                               19,062          21,878
                                                                 ------------------------
      Increase (decrease) in net assets resulting
          from operations                                          44,449        (218,002)
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                    (619)         (1,181)
      Institutional Shares*                                          (138)            (42)
                                                                 ------------------------
      Distributions to shareholders                                  (757)         (1,223)
                                                                 ------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                     (9,819)          6,344
   Institutional Shares*                                           35,257          39,171
                                                                 ------------------------
      Total net increase in net assets from
          capital share transactions                               25,438          45,515
                                                                 ------------------------
   Capital contribution from USAA Transfer Agency Company:
      Institutional Shares*                                             -              16
                                                                 ------------------------
   Net increase (decrease) in net assets                           69,130        (173,694)
NET ASSETS
   Beginning of period                                            633,069         806,763
                                                                 ------------------------
   End of period                                                 $702,199       $ 633,069
                                                                 ========================
Accumulated undistributed net investment income:
   End of period                                                 $      -       $     756
                                                                 ========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Growth
Fund (the Fund), which is classified as diversified under the 1940 Act. The
Fund's investment objective is long-term growth of capital.

The Fund has two classes of shares: Growth Fund Shares (Fund Shares) and Growth
Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.
The Institutional Shares are currently offered for sale only to the USAA Target
Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities

================================================================================

24  | USAA GROWTH FUND

================================================================================

       exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the
       Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the
       Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   25

================================================================================

       occur on a fairly regular basis (such as U.S. market movements) are significant.

   3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5.  Repurchase agreements are valued at cost, which approximates market value.

   6.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the
       Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
       Valuing these securities at fair value is intended to cause the Fund's
       NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an

================================================================================

26  | USAA GROWTH FUND

================================================================================

   orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted)
   in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
   Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
   Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

   These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special
   "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1.  Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2.  Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the
   Fund's books and the U.S. dollar

================================================================================

28  | USAA GROWTH FUND

================================================================================

   equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
   Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the
   Fund's expenses. For the six-month period ended January 31, 2010, brokerage commission recapture credits and custodian and other bank credits reduced the
   Fund's expenses by $42,000 and less than $500, respectively.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
   Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2010, the Fund paid CAPCO facility fees of $2,000, which represents 1.6% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2010, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At
July 31, 2009, the Fund had capital loss carryovers of $269,889,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2011 and 2017, as shown below. It is unlikely that the Trust's
Board of Trustees will authorize a

================================================================================

30  | USAA GROWTH FUND

================================================================================

distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                      --------------------------------------
                        EXPIRES                    BALANCE
                      -----------               ------------
                          2011                  $173,799,000
                          2017                    96,090,000
                                                ------------
                                     Total      $269,889,000
                                                ============

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2010, were
$442,583,000 and $418,735,000, respectively.

As of January 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31,
2010, were $68,150,000 and $20,453,000, respectively, resulting in net unrealized appreciation of $47,697,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31,
2010, the Fund received securities-lending income of $1,000, which is net of the
20% income retained by Wachovia. As of January 31, 2010, the Fund had no
securities out on loan.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

32  | USAA GROWTH FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                    SIX-MONTH PERIOD           YEAR ENDED
                                     ENDED 1/31/2010            7/31/2009
-------------------------------------------------------------------------------
                                   SHARES       AMOUNT     SHARES       AMOUNT
                                   --------------------------------------------
FUND SHARES:
Shares sold                         4,092      $ 48,976     9,116      $ 95,724
Shares issued from reinvested
  dividends                            49           611       119         1,164
Shares redeemed                    (4,902)      (59,406)   (8,485)      (90,544)
                                   --------------------------------------------
Net increase (decrease) from
  capital share transactions         (761)     $ (9,819)      750       $ 6,344
                                   ============================================
INSTITUTIONAL SHARES
  (INITIATED ON AUGUST 1, 2008):
Shares sold                         3,430      $ 41,709     4,235      $ 45,551
Shares issued from reinvested
  dividends                            11           138         4            42
Shares redeemed                      (538)       (6,590)     (649)       (6,422)
                                   --------------------------------------------
Net increase from capital
  share transactions                2,903      $ 35,257     3,590      $ 39,171
                                   ============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the
   Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The
   Manager also is responsible

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper
   Large-Cap Growth Funds Index over the performance period. The Lipper
   Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
   -----------------------------------------------------------------------------
    1.00% to 4.00%                  0.04%
    4.01% to 7.00%                  0.05%
    7.01% and greater               0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years).
   The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

34  | USAA GROWTH FUND

================================================================================

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $2,470,000, which included a performance adjustment for the Fund Shares and Institutional
   Shares of $(160,000) and $(1,000), respectively. For the Fund Shares and
   Institutional Shares, the performance adjustments were (0.05)% and (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles)
   and The Renaissance Group LLC (Renaissance), under which Loomis Sayles and
   Renaissance direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that
   Loomis Sayles manages. For the six-month period ended January 31, 2010, the
   Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of
   $395,000.

   The Manager (not the Fund) pays Renaissance a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that
   Renaissance manages. For the six-month period ended January 31, 2010, the
   Manager incurred subadvisory fees, paid or payable to Renaissance, of
   $307,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended
   January 31, 2010, the Fund Shares and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

   Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $483,000 and $14,000, respectively.

   In addition to the services provided under its Administration and Servicing
   Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the
   Manager. For the six-month period ended January 31, 2010, the Fund reimbursed the Manager $16,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Fund Shares and the Institutional shares to
   1.00% and 0.87%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2010, without approval of the
   Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2010, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $719,000 and $2,000, respectively, of which
   $308,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder
   Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis.
   Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares'
   average net assets, plus out-of-pocket expenses. For the

================================================================================

36  | USAA GROWTH FUND

================================================================================

   six-month period ended January 31, 2010, the Fund Shares and Institutional
   Shares incurred transfer agent's fees, paid or payable to SAS, of $988,000 and $14,000, respectively.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
   Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2010, the Fund recorded a receivable for capital shares sold of $188,000 and a payable for capital shares redeemed of less than $500 for the Target Funds' purchases and redemptions of Institutional
Shares. As of January 31, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.6%
USAA Target Retirement 2020 Fund                                         1.5
USAA Target Retirement 2030 Fund                                         3.2
USAA Target Retirement 2040 Fund                                         3.9
USAA Target Retirement 2050 Fund                                         1.8

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(10) NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs
(Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

38  | USAA GROWTH FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                           YEAR ENDED JULY 31,
                               ------------------------------------------------------------------------------------
                                   2010             2009        2008          2007            2006             2005
                               ------------------------------------------------------------------------------------

Net asset value at
  beginning of period          $  11.12         $  15.35    $  16.03      $  13.80        $  14.53         $  11.78
                               ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                  (.00)(a),(b)      .03         .00(b)       (.02)(a)         .00(b)           .00(b)
  Net realized and
    unrealized gain (loss)          .78(a)         (4.24)       (.68)         2.25(a)         (.73)            2.75
                               ------------------------------------------------------------------------------------
Total from investment
  operations                        .78(a)         (4.21)       (.68)         2.23(a)         (.73)            2.75
                               ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.01)            (.02)          -          (.00)(b)           -                -
                               ------------------------------------------------------------------------------------
Net asset value at end
  of period                    $  11.89         $  11.12    $  15.35      $  16.03        $  13.80         $  14.53
                               ====================================================================================
Total return (%)*                  7.02           (27.39)      (4.24)        16.19(c)        (5.02)           23.34
Net assets at end of
  period (000)                 $625,039         $593,140    $806,763      $883,484        $863,797         $933,849
Ratios to average
  net assets:**
  Expenses (%)(d)                  1.00(g)          1.00        1.00          1.00(c)         1.00             1.00
  Expenses, excluding
    reimbursements (%)(d)          1.22(g)          1.25        1.17          1.21(c)         1.23             1.21
  Net investment
    income (loss) (%)              (.01)(g)          .31         .02          (.14)            .02              .00(e)
Portfolio turnover (%)               62              136         156(f)        107             128              128

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were $638,415,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2010, average shares were
    52,995,000.
(b) Represents less than $0.01 per share.
(c) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund
    Shares' expenses paid indirectly decreased the expense ratios as follows:

                                   (.01)            (.03%)      (.03%)        (.02%)          (.03%)           (.04%)

(e) Represents less than 0.01%.
(f) Reflects increased trading activity due to changes in subadvisors.
(g) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            SIX-MONTH
                                                           PERIOD ENDED           PERIOD ENDED
                                                            JANUARY 31,              JULY 31,
                                                               2010                  2009***
                                                           -----------------------------------

Net asset value at beginning of period                       $ 11.12                $ 15.23
                                                             ------------------------------
Income (loss) from investment operations:
  Net investment income                                          .01                    .03(a)
  Net realized and unrealized gain (loss)                        .78                  (4.11)(a)
                                                             ------------------------------
Total from investment operations                                 .79                  (4.08)(a)
                                                             ------------------------------
Less distributions from:
  Net investment income                                         (.03)                  (.03)
                                                             ------------------------------
Net asset value at end of period                             $ 11.88                $ 11.12
                                                             ==============================
Total return (%)*                                               7.05                 (26.76)
Net assets at end of period (000)                            $77,160                $39,929
Ratios to average net assets:**
  Expenses (%)(b),(c)                                            .87                    .87
  Expenses, excluding reimbursements (%)(b),(c)                  .87                    .89
  Net investment income (%)(b)                                   .10                    .32
Portfolio turnover (%)                                            62                    136

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were
    $57,318,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

40  | USAA GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2009, through
January 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2009 -
                                AUGUST 1, 2009       JANUARY 31, 2010        JANUARY 31, 2010
---------------------------------------------------------------------------------------------

FUND SHARES
Actual                            $1,000.00              $1,070.20                 $5.17

Hypothetical
  (5% return before expenses)      1,000.00               1,020.21                  5.04

INSTITUTIONAL SHARES
Actual                             1,000.00               1,070.50                  4.54

Hypothetical
  (5% return before expenses)      1,000.00               1,020.82                  4.43

* Expenses are equal to the annualized expense ratio of 0.99% for Fund Shares and 0.87% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period).
  The Fund's actual ending account values are based on its actual total returns of 7.02% for Fund Shares and 7.05% for Institutional Shares for the six-month period of August 1, 2009, through January 31, 2010.

================================================================================

42  | USAA GROWTH FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23420-0310                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2010

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:     March 31, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     April 1, 2010
         ------------------------------

By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     March 31, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.